Property, Plant and Equipment Disclosure: Property, Plant and Equipment Schedule (Tables)	Mar. 31, 2023
Tables/Schedules
Property, Plant and Equipment Schedule

	March 31, 2023	December 31, 2022

Leasehold improvements	$391,722	$391,722
Office and computer equipment	581,352	581,352
Selling equipment	8,354	8,354
Furniture and fixtures	25,411	20,511

Total at cost	1,006,839	1,001,939
Less: Accumulated depreciation	(961,556)	(951,775)

	$45,283	$50,164